Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATIONS
Net loss from continuing operations	$ (347.4)	$ (25.2)	$ (286.6)
Reconciled to net cash provided by operations:
- Share of equity investees' losses, net of tax	3.8	4.4	18.4
- Impairment of investment in equity investee	109.5	7.4
- Deferred income and mining taxes	12.0	(12.6)	(59.4)
- Profit on disposal of investments and subsidiaries	(0.1)	(78.0)	(17.8)
- Impairment of investments	37.9	6.8	10.3
- Asset impairments and write-offs	100.1	14.0	215.3
- Depreciation and amortization	594.4	677.3	568.5
- Loss/(profit) on disposal of property, plant and equipment	0.1	1.3	(10.2)
- Share-based compensation	10.9	26.0	40.5
- Long-term incentive plan expense	5.3	8.7	0.0
- Accretion expense on provision for environmental rehabilitation	13.9	15.4	10.4
- Rehabilitation payments	(9.8)	(2.8)	(2.5)
- Other	(23.3)	(3.3)	(0.1)
- Cash portion of share of equity investee loss	(3.3)	(3.6)	(18.4)
Changes in operating assets and liabilities:
- Receivables	37.4	26.6	140.7
- Inventories	55.6	(22.5)	(11.0)
- Accounts payable and provisions	(40.7)	77.7	(121.3)
- Royalties, income and mining taxes payable	23.7	26.2	(142.5)
NET CASH PROVIDED BY CONTINUING OPERATIONS	580.0	743.8	334.3
NET CASH PROVIDED BY DISCONTINUED OPERATIONS			30.9
NET CASH PROVIDED BY OPERATIONS	580.0	743.8	365.2
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(434.5)	(480.5)	(543.7)
Finance expense capitalized	(16.6)	(24.2)	(18.3)
Proceeds on disposal of property, plant and equipment	3.1	4.9	10.4
Purchase of investments	(3.0)	(4.4)	(3.5)
Proceeds on sale of listed investments		6.4	35.0
Investment in environmental trust funds	(7.7)	(7.1)	(15.4)
NET CASH UTILIZED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(458.7)	(423.9)	(680.5)
NET CASH UTILIZED IN INVESTING ACTIVITIES - DISCONTINUED OPERATIONS			(54.9)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(458.7)	(423.9)	(735.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	506.0	463.9	3,177.7
Long and short-term loans repaid	(594.3)	(591.8)	(2,971.3)
Increase in noncontrolling interests funding		2.0	6.8
Purchase of noncontrolling interests			(12.8)
Dividends paid to Company shareholders	(15.1)	(29.8)	(61.2)
Dividends paid to noncontrolling interests	(12.1)	(10.6)	(1.1)
Ordinary shares issued			0.8
NET CASH (UTILIZED IN)/PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	(117.2)	(168.2)	30.3
NET CASH PROVIDED BY FINANCING ACTIVITIES - DISCONTINUED OPERATIONS			39.0
NET CASH (UTILIZED IN)/PROVIDED BY FINANCING ACTIVITIES	(117.2)	(168.2)	69.3
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(22.1)	(18.7)	(29.7)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(18.0)	133.0	(330.6)
CASH AND CASH EQUIVALENTS - beginning of the year	458.0	325.0	655.6
CASH AND CASH EQUIVALENTS - end of year	440.0	458.0	325.0
South Deep Gold Mine
CASH FLOWS FROM FINANCING ACTIVITIES
Payment to South African Equity interests	$ (1.7)	(1.9)	(2.2)
Chucapaca
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of Other Investments		$ 81.0
Mankayan Project-Bezant Resources
CASH FLOWS FROM INVESTING ACTIVITIES
Investment			(10.0)
Sibanye Gold Limited [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Cash transferred on spin-off			(106.4)
Yilgarn South
CASH FLOWS FROM INVESTING ACTIVITIES
Asset purchase			$ (135.0)